Cash and cash equivalents	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Cash and cash equivalents
5.	Cash and cash equivalents

	March 31, 2018	December 31, 2017
Short-term bank deposits	20,694	66,767
Short-term investment	2,524,695	—

	2,545,389	66,767

Cash and cash equivalents are held for the purpose of meeting short-term cash needs and include cash on hand, deposits with banks and other short-term highly liquid investments with original maturities of three-month or less, and with immaterial risk of change in value. Balance amount as at March 31, 2018 is relatated to excess of cash and cash equivalents proceeds originated from the IPO transaction mentioned in Note 1.1.

6.	Cash and cash equivalents

	December 31,
	2017	2016
Short-term bank deposits	66,767	79,969

	66,767	79,969

Cash and cash equivalents are held for the purpose of meeting short-term cash needs and include cash on hand, deposits with banks and other short-term highly liquid investments with original maturities of three months or less, and with immaterial risk of change in value.